Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Balance	$ 1,823,961
Transfers / Restructure of capital lease	0	$ (210)	$ 0
Balance	1,821,101	1,823,961
Cost
Property Plant And Equipment [Line Items]
Balance	2,434,639	2,425,931	2,201,955
Additions	65,154	8,918	224,184
Transfers / Restructure of capital lease	29,695	(210)
Write-off			(208)
Balance	2,529,488	2,434,639	2,425,931
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(610,678)	(514,788)	(424,498)
Additions	(97,709)	(95,890)	(90,451)
Write-off			161
Balance	(708,387)	(610,678)	(514,788)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,823,961	1,911,143	1,777,457
Additions			133,733
Additions	(32,555)	(86,972)
Transfers / Restructure of capital lease	29,695	(210)
Write-off			(47)
Balance	1,821,101	1,823,961	1,911,143
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,841,140	1,841,140	1,717,599
Additions	60,115		123,541
Transfers / Restructure of capital lease	29,695
Balance	1,930,950	1,841,140	1,841,140
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(447,688)	(376,794)	(308,461)
Additions	(73,847)	(70,894)	(68,333)
Balance	(521,535)	(447,688)	(376,794)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,393,452	1,464,346	1,409,138
Additions			55,208
Additions	(13,732)	(70,894)
Transfers / Restructure of capital lease	29,695
Balance	1,409,415	1,393,452	1,464,346
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	108,686	106,399	103,030
Additions	2,051	2,287	3,369
Transfers / Restructure of capital lease	(1,513)
Balance	109,224	108,686	106,399
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(23,898)	(20,467)	(17,082)
Additions	(3,493)	(3,431)	(3,385)
Balance	(27,391)	(23,898)	(20,467)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	84,788	85,932	85,948
Additions	(1,442)	(1,144)	(16)
Transfers / Restructure of capital lease	(1,513)
Balance	81,833	84,788	85,932
Tanker vessels, barges and push boats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	470,944	464,966	368,626
Additions	738	6,188	96,387
Transfers / Restructure of capital lease	3,696	(210)
Write-off			(47)
Balance	475,378	470,944	464,966
Tanker vessels, barges and push boats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(131,144)	(111,137)	(93,782)
Additions	(18,894)	(20,007)	(17,355)
Balance	(150,038)	(131,144)	(111,137)
Tanker vessels, barges and push boats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	339,800	353,829	274,844
Additions			79,032
Additions	(18,156)	(13,819)
Transfers / Restructure of capital lease	3,696	(210)
Write-off			(47)
Balance	325,340	339,800	353,829
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	13,869	13,426	12,700
Additions	2,250	443	887
Transfers / Restructure of capital lease	(2,183)
Write-off			(161)
Balance	13,936	13,869	13,426
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(7,948)	(6,390)	(5,173)
Additions	(1,475)	(1,558)	(1,378)
Write-off			161
Balance	(9,423)	(7,948)	(6,390)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	5,921	7,036	7,527
Additions	775
Additions		(1,115)	(491)
Transfers / Restructure of capital lease	(2,183)
Balance	$ 4,513	$ 5,921	$ 7,036